ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accrued expenses and other current liabilities
Accrued rental expense	$ 4,944	$ 2,554
Accrued payroll and welfare	4,231	2,434
Acquisitions consideration payable	3,628	537
Accrued social insurance	2,368	2,248
Accrued IPO expenses	2,268
Other taxes payable	2,254	1,610
Accrued outsourcing cost	1,909	1,121
Accrued professional fees	55	2,738
Interest expense payable	27	169
Other payable to shareholders		2,256
Other payables	2,591	1,524
Total	24,275	17,191
iKang Shanghai Zhonghuan and iKang Shanghai Jing'an
Accrued expenses and other current liabilities
Acquisitions consideration payable		137
iKang Shanghai Jianwei
Accrued expenses and other current liabilities
Acquisitions consideration payable	129	322
iKang Changchun
Accrued expenses and other current liabilities
Acquisitions consideration payable		78
Nanjing Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	402
Yuanhua
Accrued expenses and other current liabilities
Acquisitions consideration payable	540
Zhejiang Ailikang
Accrued expenses and other current liabilities
Acquisitions consideration payable	62
MediFast
Accrued expenses and other current liabilities
Acquisitions consideration payable	839
Shanghai Huajian Clinic Ltd
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 1,656